UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST

INVESTORS

TRUST

A NO LOAD FUND

Semi-Annual Report

For the Period Ending

March 31, 2016

Dear Fellow Shareholders:

During the first half of fiscal 2016, Northeast Investors Trust posted a total return of (17.9%), which compares with the 1.0% return of the BofA Merrill Lynch High Yield Index.

We are disappointed with these results. The principal reason for the underperformance was the continued pressure on oil prices, which directly affected the bond prices of companies in that sector. We also believe that the persistent weakness in energy credits carried over to create collateral instability in non-energy bonds held by those in the credit hedge fund space who had stepped in to buy oil and gas bonds. Because Northeast’s holdings often overlap with those in the credit hedge fund space, we believe that was an additional source of volatility.

Having said that, performance since March 31 to the date of this letter has been encouraging, with the price of the fund rising 12.5%, which compares favorably to the BofA Merrill Lynch High Yield Index which was up 3.9% since then. Much of the outperformance since that date has been in the names most affected earlier in the fiscal year. An important point is that the fundamental earnings outlook for the non-energy credits was, in general, relatively unchanged during the six-month period, notwithstanding the volatility in the companies’ bond prices.

Looking forward, the yield premium in the high yield market remains higher than in recent years, and the Trust continues to have a number of bonds trading at a discount to their ultimate redemption value. Still, since our central thesis includes a view that interest rates on Treasuries are more likely than not to rise, we have endeavored to reduce the interest rate risk in the portfolio.

Although somewhat removed from the headlines right now, additional concerns include the potential for a renewed focus on the European sovereign debt situation and the continued need to rebalance the Chinese economy away from its recently high level of investment spending.

During the first half of the fiscal year, Maurice Richardson stepped down as a Trustee of Northeast Investors Trust. The Trust has benefited immensely over the years from Mo’s wisdom and good judgment. He will be missed greatly, and his fellow Trustees wish Mo the very best.

We portfolio managers continue to be significant shareholders of the Trust in our own right, and we remain very focused upon the performance of our fund.

Sincerely,

Bruce H. Monrad

Chairman of the Trustees

May 18, 2016

Historical Information (unaudited)

Fiscal Year Ended Sept. 30	At End of Fiscal Year			Distribution Per Share During Fiscal Year		Average Monthly Net Asset Value
	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain
2006	183,131,641	$7.60	$1,390,905,673	$0.585	$0.0000	$7.56
2007	165,291,354	7.68	1,268,436,554	0.56	0.0000	7.85
2008	118,452,760	5.94	703,572,671	0.56	0.0000	6.95
2009	154,496,180	5.74	885,806,723	0.44	0.0000	4.57
2010	120,110,979	6.03	723,592,180	0.44	0.0000	5.93
2011	84,950,722	5.52	468,925,715	0.44	0.0000	6.15
2012	99,735,587	6.03	601,338,130	0.41	0.0000	5.86
2013	135,886,143	6.44	875,171,812	0.365	0.0000	6.31
2014	83,921,225	6.48	543,360,576	0.47	0.0000	6.57
2015	69,240,411	4.86	335,875,302	0.43	0.0000	5.63
2016(a)	67,097,370	3.83	256,494,892	0.18	0.0000	4.35
(a)	Six Months Ended March 31, 2016

Average Annual Total Return (unaudited)

One year ended March 31, 2016	-25.81%
Five years ended March 31, 2016	-2.75%
Ten years ended March 31, 2016	0.63%

SEC Yield (unaudited)

Yield calculated as of March 31, 2016:    10.46%

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2015	Ending Account Value 3/31/2016	Expenses Paid During Period 9/30/2015 - 3/31/2016
Actual Return	1.68%	$1,000.00	$820.59	$7.56
Hypothetical (5% return before expenses)	1.68%	$1,000.00	$1,016.60	$8.47

*	Expenses are equal to the Trust’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust’s actual returns. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Distribution by Maturity

(% of portfolio)

Under 1 Year	17%
1-5 Years	64%
6-10 Years	15%
11-15 Years	0%
Over 15 Years	4%
Total	100%

Quarterly Portfolio Holdings

Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”). The schedules of portfolio holdings for the second and fourth quarters are incorporated in and filed as part of in the semi-annual and annual reports to shareholders. The schedules of portfolio holdings for the first and third quarters are filed with the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Summary of Net Assets

March 31, 2016 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Notes & Preferred Securities
Automobile & Truck	$1,108,500	0.43%
Building Products	11,440,000	4.46%
Chemicals	16,096,875	6.28%
Coal	1,747,500	0.68%
Construction & Farming	7,995,000	3.12%
Electrical Utility	8,285,353	3.23%
Electrical Components & Equipment	8,500,000	3.31%
Energy / Natural Resources	22,868,065	8.92%
Financial Services	7,830,000	3.05%
Financial Services Misc.	6,877,500	2.68%
Food Processing	4,212,500	1.64%
Gaming	24,393,750	9.51%
Homebuilders	1,120,343	0.44%
Metals & Mining	10,679,450	4.17%
Office Electronics	20,823,708	8.12%
Oil & Gas Drilling	5,729,063	2.23%
Packaging & Container	623,909	0.24%
Paper / Forest Products	10,136,875	3.95%
Publishing	18,602,598	7.25%
Real Estate	99,500	0.04%
Retail Stores	12,528,125	4.88%
Systems Software	12,040,000	4.70%
Telecom Equipment	20,988,000	8.18%
Transportation	14,100,000	5.50%

Total Corporate Bonds, Notes & Preferred Securities	$248,826,614	97.01%
Total Asset Backed Securities	2,912,836	1.14%
Total Foreign Bonds	3,644,977	1.42%
Total Common & Preferred Stocks	41,165,993	16.05%

Total Investments	296,550,420	115.62%
Receivables	6,146,675	2.40%

Total Assets	302,697,095	118.02%
Liabilities	(46,202,203)	-18.02%

Total Net Assets	$256,494,892	100.00%

Schedule of Investments (a)

March 31, 2016 (unaudited)

Asset Backed Securities — 1.14% Name of Issuer	Principal	Value (Note B)

Airline Lease — 1.14%
Aircraft Fin Trust, 0.9162%, 5/15/24	$18,792,492	$2,912,836

Total Asset Backed Securities — (cost—$8,174,734)		$2,912,836

Corporate Bonds, Notes & Preferred Securities — 97.01% Name of Issuer	Principal	Value (Note B)
Automobile & Truck — 0.43%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	$1,108,500

Building Products — 4.46%
Builders Firstsource, Inc., 7.625%, 6/01/21 (d)	11,000,000	11,440,000

Chemicals — 6.28%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	11,889,375
Perstorp Holding AB, 11%, 8/15/17 (d)	4,500,000	4,207,500

		16,096,875

Coal — 0.68%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	1,747,500

Construction & Farming — 3.12%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	7,995,000

Electrical Utility — 3.23%
Homer City Funding LLC, 8.137%, 10/01/19	13,808,922	8,285,353

Electrical Components & Equipment — 3.31%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	8,500,000

Energy/Natural Resources — 8.92%
American Eagle Energy Co., 11%, 9/01/19 (b) (d)	15,500,000	2,325,000
Clayton Williams Energy, 7.75%, 4/01/19	28,000,000	14,000,000
Comstock Resources, Inc., 7.75%, 4/01/19	10,000,000	1,250,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	5,000,000	187,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	5,000,000	175,000
Energy XXI Gulf Coast, Inc., 11%, 3/15/20 (d)	19,821,000	2,774,940
Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	3,000,000	97,500
Forest Oil Corporation, 7.25%, 6/15/19 (b)	29,500,000	405,625
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	172,500
Stone Energy Corp., 7.5%, 11/15/22	2,000,000	540,000
Swift Energy Co., 7.125%, 6/01/17	2,000,000	100,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	840,000

		22,868,065

Financial Services — 3.05%
Bank of America Corp. PFD, 8%	8,000,000	7,830,000

Corporate Bonds, Notes & Preferred Securities—(continued) Name of Issuer	Principal	Value (Note B)

Financial Services Misc. — 2.68%
Rialto Holdings LLC, 7%, 12/01/18 (d)	$7,000,000	$6,877,500

Food Processing — 1.64%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	5,000,000	4,212,500

Gaming — 9.51%
Greektown Superholdings, 8.875%, 3/15/19 (d)	13,750,000	14,093,750
Isle of Capri Casinos, 5.875%, 3/15/21	10,000,000	10,300,000

		24,393,750

Homebuilders — 0.44%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	599,718
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	520,625

		1,120,343

Metals & Mining — 4.17%
American Gilsonite Co., 11.5%, 9/01/17 (d)	15,980,000	8,429,450
Horsehead Holding Corp, 10.5%, 6/01/17 (b) (d)	2,500,000	1,450,000
Horsehead Holding Corp, 9%, 6/01/17 (b) (d)	4,000,000	800,000

		10,679,450

Office Electronics — 8.12%
Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)	20,065	20,823,708

Oil & Gas Drilling — 2.23%
Key Energy Services, Inc., 6.75%, 3/01/21	250,000	46,875
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	5,682,188

		5,729,063

Packaging & Container — 0.24%
Constar, Inc., PIK, 11%, 12/31/17 (b) (e)	8,220,145	623,909
Constar, Inc. PFD (b) (e)	9,432	0

		623,909

Paper/Forest Products — 3.95%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	1,636,875
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	8,500,000

		10,136,875

Publishing — 7.25%
AMO Escrow Corp., 11.5%, 12/15/17	18,193,250	18,602,598

Real Estate — 0.04%
Forestar USA Real Estate, 8.5%, 6/01/22 (d)	100,000	99,500

Retail Stores — 4.88%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	8,550,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	3,978,125

		12,528,125

Corporate Bonds, Notes & Preferred Securities—(continued) Name of Issuer	Principal	Value (Note B)

Systems Software — 4.70%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	$8,500,000	$7,990,000
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	4,500,000	4,050,000

		12,040,000

Telecom Equipment — 8.18%
Nortel Networks LTD, 10.75%, 7/15/16 (b)	23,850,000	20,988,000

Transportation — 5.50%
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (d)	20,000,000	14,100,000

Total Corporate Bonds, Notes, & Preferred Securities (cost—$476,376,961)		$248,826,614

Foreign Bonds — 1.42% Name of issuer	Principal	Value (Note B)
Republic of Argentina GDP Linked Security, FRN, 12/15/35 (b)	$34,386,574	$3,644,977

Total Foreign Bonds — (cost—$1,423,421)		$3,644,977

Common & Preferred Stocks — 16.05% Name of issuer	Number of Shares	Value (Note B)
Banks / Money Centers — 6.79%
Citigroup, Inc.	416,930	$17,406,827

Diversified Chemicals — 2.39%
NL Industries	510,200	1,153,052
Reichhold Cayman L.P. (b) (e)	15,438	4,988,432

		6,141,484

Food Processing — 2.62%
Viskase Cos., Inc. (b)	2,096,128	6,707,610

Metals & Mining — 0.00%
Ormet Corp. (b)	372,638	745

Manufacturing — 3.07%
Amtrol, Inc. (b) (e) (f)	7,131	4,677,635
Amtrol, Inc. PFD (b) (e) (f)	1,068	3,189,390

		7,867,025

Packaging & Container — 0.00%
Constar, Inc. (b) (e)	93,512	0

Retail Food Chain — 1.15%
Romacorp, Inc. (b) (e) (f)	82,220	2,959,920

Common & Preferred Stocks—(continued) Name of issuer	Number of Shares	Value (Note B)

Transportation — 0.03%
Groupe Eurotunnel SA	5,424	$60,803
Groupe Eurotunnel SA	1,925	21,579

		82,382

Total Common & Preferred Stocks — (cost—$47,312,282)		$41,165,993

Total Investments — 115.62% (cost—$533,287,398)		296,550,420

Net Other Assets and Liabilities — (15.62%)		(40,055,528)

Net Assets — 100%		$256,494,892

(a)	Portions of the portfolio are pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of the date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $148,480,723 which represents 57.89% of total net assets. All of these securities are deemed liquid.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2016 was $16,439,286 which represents 6.41% of total net assets, and may be illiquid.
(f)	The security is restricted. The Trust may acquire unregulated restricted securities. Restricted are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2016 was $10,826,945 which represents 4.22% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amtrol, Inc.	6/22/2007 — 12/2/2014	$6,951,542
Amtrol, Inc. PFD	12/14/12	$1,068,000
Romacorp, Inc.	11/15/06	$4,118,756

PIK	Payment in Kind

FRN	Floating Rate Note

PFD	Preferred Security

Statement of Assets

and Liabilities (unaudited)

March 31, 2016

Assets
Investments—at market value (cost $533,287,398)	$296,550,420
Receivable for interest	6,035,342
Receivable for shares sold	111,333

Total Assets	302,697,095

Liabilities
Line of Credit	44,115,500
Payable for investments purchased	1,399,492
Payable for trustee fees	321,124
Accrued expenses	292,215
Payable for shares repurchased	73,872

Total Liabilities	46,202,203

Net Assets	$256,494,892

Net Assets Consist of:
Capital, at a $1.00 par value	$67,097,370
Paid in surplus	824,536,207
Undistributed net investment income	505,252
Accumulated net realized loss on investments	(398,906,959)
Net unrealized depreciation of investments	(236,736,978)

Net Assets	$256,494,892

Net Asset Value, offering price and redemption price per share ($256,494,892/67,097,370 shares)	$3.83

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Investment Income
Interest	$14,125,421
Dividends	656,184
Other Income	197,042

Total Income	14,978,647

Expenses
Administrative expenses and salaries	$749,759
Trustee fees	675,011
Interest expense	493,638
Legal fees	121,500
Computer and related expenses	109,800
Auditing fees	71,980
Printing, postage and stationery fees	61,325
Commitment fees	42,353
Insurance	34,770
Custodian fees	32,025
Registration and filing fees	27,450
Telephone	7,320
Other expenses	36,600

Total Expenses	2,463,531

Net Investment Income	12,515,116

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	2,388,724
Change in unrealized appreciation (depreciation) of investments	(72,061,058)

Net Increase (Decrease) in Net Assets Resulting from Operations	($57,157,218)

The accompanying notes are an intergral part of the financial statements.

Statements of Changes

in Net Assets

	(unaudited) Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$12,515,116	$30,281,911
Net realized gain (loss) from investment transactions	2,388,724	(27,411,190)
Change in unrealized appreciation (depreciation) of investments	(72,061,058)	(98,471,888)

Net Increase (Decrease) in Net Assets Resulting from Operations	(57,157,218)	(95,601,167)

Distributions to Shareholders from Net Investment Income	(11,766,102)	(35,201,721)
From Net Trust Share Transactions	(10,457,090)	(76,682,386)

Total Increase (Decrease) in Net Assets	(79,380,410)	(207,485,274)

Net Assets:
Beginning of Period	335,875,302	543,360,576

End of Period	$256,494,892	$335,875,302

Undistributed Net Investment Income/Distribution in Excess of Net Investment Income	$505,252	$(243,762)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

Six Months Ended March 31, 2016 (unaudited)

Increase (Decrease) in cash:

Cash Flows from Operating Activities:
Net Increase (Decrease) in net assets resulting from operations	$(57,157,218)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investments	$(562,500)
Net amortization of premium (discount)	(331,860)
Proceeds from sales and maturities of investments	41,981,029
Change in net unrealized (appreciation) depreciation on investments	72,061,058
Net realized (gain) loss from investments	(2,388,724)
Changes in operating assets and liabilities
(Increase) decrease in interest receivable	1,110,473
Increase (decrease) in accrued expenses and payables	1,233,514

Cash provided (used) by operating activities	$55,945,772

Cash Flows from Financing Activities
Proceeds from Trust shares sold	$46,574,248
Payments for Trust shares redeemed	(65,311,559)
Line of credit borrowings, net	(33,676,900)
Distributions paid	(3,531,643)

Cash provided (used) by financing activities	$(55,945,854)

Increase (decrease) in cash	(82)
Cash at beginning of period	82

Cash at end of period	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31, 2016		Year Ended September 30,
Per Share Data	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value:
Beginning of Period	$4.86		$6.48	$6.44	$6.03	$5.52	$6.03

Income From Investment Operations:
Net investment income^	0.19		0.37	0.46	0.40	0.40	0.40
Net realized and unrealized gain (loss) on investment	–1.04		–1.56	0.05	0.38	0.52	–0.47

Total from investment operations	–0.85		–1.19	0.51	0.78	0.92	–0.07

Less Distributions:
Net investment income	–0.18		–0.43	–0.47	–0.37	–0.41	–0.44

Net Asset Value:
End of Period	$3.83		$4.86	$6.48	$6.44	$6.03	$5.52

Total Return#	–17.94%		–19.12%	8.06%	13.17%	17.17%	–1.60%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$256,495		$335,875	$543,361	$875,172	$601,338	$468,926
Ratio of operating expenses to average net assets	1.68	%«	1.27%	0.98%	0.96%	1.05%	0.92%
Ratio of interest expense to average net assets	0.34	%«	0.18%	0.10%	0.03%	0.05%	0.10%
Ratio of net investment income to average net assets	8.54	%«	6.50%	6.94%	6.26%	6.83%	6.45%
Portfolio turnover rate	0.56%		7.71%	29.34%	20.88%	25.36%	33.34%

*	Includes interest expense when applicable

^	Calculated using the Average Share Method

#	Total return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

«	Annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Note B–Significant Accounting Policies

Valuation of Investments:  The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on expert analysis of market data and other factors such as last sale, dealer bids, yields, quality, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on March 31, 2016 was $16,439,286, which represents 6.41% of net assets.

Federal Income Taxes:  It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2015 and has determined that no provision for income tax is required in the Trust’s financial statements.

Notes to Financial Statements (unaudited) (continued)

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes:  Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value:  In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income:  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions:  Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk:  Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C–Trustees’ Compensation

Trustees’ compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2016 the current Independent Trustees were aggregately paid $70,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2016 was 5,337,406 shares (7.96%).

Other Expenses:  All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

Notes to Financial Statements (unaudited) (continued)

Administrative Expenses & Salaries:  Northeast Investors Trust incurs salary and administrative expenses for personnel performing transfer agent and dividend disbursement related functions.

Note D–Shares of Beneficial Interest

At March 31, 2016, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Shares Sold	11,129,997	$46,640,213	52,194,417	$309,016,611
Shares issued to shareholders in reinvestment of distributions from net investment income	1,904,077	8,226,976	4,075,942	23,124,861

	13,034,074	54,867,189	56,270,359	332,141,472

Shares repurchased	(15,177,115)	(65,324,279)	(70,951,173)	(408,823,858)

Net Increase (Decrease)	(2,143,041)	$(10,457,090)	(14,680,814)	$(76,682,386)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $1,961,993 and $41,059,895 respectively, for the six months ended March 31, 2016.

Note F–Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2016 the Trust has an unused line of credit amounting to $55,884,500. The line of credit may be terminated at the bank’s option at its annual renewal date.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2016:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$63,364,025
Weighted average interest rate	1.54%

Note G–Repurchase Agreement

On a daily basis, the Trust invests cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements on March 31, 2016.

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2016 and the year ended September 30, 2015 were $11,766,102 and $35,201,721, respectively, and were classified as ordinary income.

Notes to Financial Statements (unaudited) (continued)

The Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”) was enacted to update some of the federal income and excise tax rules related to regulated investment companies. The RIC Mod Act allows new capital losses to be carried forward indefinitely rather than for a maximum of eight years. The capital losses also now retain the character of the original loss rather than be carried forward as all short-term as under previous law. The provisions of the RIC Mod Act are effective for taxable years beginning after December 22, 2010. Losses incurred during these years (Post-RIC Mod Act) will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result the Pre-RIC Mod Act capital loss carryforwards may expire unused.

As of September 30, 2015 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$3,133,740
Capital Loss Carryforward Pre-RIC Mod Act:
2016	(35,052,024)
2017	(100,070,501)
2018	(15,862,511)
2019	(159,796,299)

Total Capital Loss Carryforward Pre-RIC Mod Act:	(310,781,335)
Capital Loss Carryforward Post-RIC Mod Act:	(89,187,203)
Timing differences	(3,377,502)
Unrealized gains (losses)—net	(166,003,065)
Total distributable earnings (losses)—net	$(566,215,365)

At March 31, 2016 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$533,287,398
Gross unrealized gain	15,919,676
Gross unrealized loss	(252,656,654)

Net unrealized security gain (loss)	$(236,736,978)

Note-I Fair Value Measurements

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Notes to Financial Statements (unaudited) (continued)

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of March 31, 2016, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 3/31/2016
Corporate Bonds, Notes & Preferred Securities	$—	$248,202,705	$623,909	$248,826,614
Common and Preferred Stock	25,268,234	82,382	15,815,377	41,165,993
Foreign Bonds	—	3,644,977	—	3,644,977
Asset Backed Security	—	2,912,836	—	2,912,836

	$25,268,234	$254,842,900	$16,439,286	$296,550,420

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of March 31, 2016, there was one transfer from Level 2 to Level 1 due to observable trading activities. There were no other transfers during the time frame.

At March 31, 2016, the reconciliation of assets in which significant unobservable inputs

(Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Notes & Preferred Securities	Common & PFD Stock	Totals as of 3/31/2016
Beginning Balance @ 9/30/15	$1,255,792	$14,056,704	$15,312,496
Purchases	—	—	—
Sales	—	—	—
Realized Gain(Loss)	—	—	—
Net Change in Unrealized Appreciation/(Depreciation)	(631,883)	1,758,673	1,126,790
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending Balance @ 03/31/16	$623,909	$15,815,377	$16,439,286

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2016
Corporate Bonds, Notes and Preferred Securities	$(631,883)
Common & Preferred Stocks	1,758,673

Totals	$1,126,790

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value

Notes to Financial Statements (unaudited) (continued)

determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2016:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Fixed Income
Packaging & Container	$623,909	Market Approach(2)	Recovery Rate	not applicable	Increase
Equity
Misc Manufacturing	7,867,025	Market Comparable(3)	EBITDA Multiple;	4.2x - 15.2x	Increase

			Private Company Discount	45%	Decrease

Retail Food Chains	2,959,920	Recent Transaction Price(4)	not applicable	not applicable	Increase

Diversified Chemicals	4,988,432	Market Comparable(3)	EBITDA Multiple;	5.1x - 23.8x	Increase

			Private Company Discount	33%	Decrease

	$16,439,286

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	A market approach using the value of the underlying assets of the company.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)

Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Note J–Change in Auditors

During December 2015, Ernst & Young LLP (“EY”) was not retained as independent registered public accountant of the Trust and the decision was not the result of any disagreements between EY and Trust management. The Trust’s Audit Committee and Board of Trustees have approved the selection of RSM US LLP as the independent registered public accounting firm to the audit the Trust’s financial statements for its fiscal year ending September 30, 2016. During the two most recent fiscal years, EYs audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and EY on accounting principles or practices, financial statement disclosure, or audit scope, which, if not resolved to the satisfaction of EY, would have caused it to make reference to the disagreements in connection with their reports.

Trustees & Officers

The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Peter J. Blampied, George P. Beal, and Charles R. Daugherty. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad# Age: 85 Years of Service: 54	Trustee	Trustee of Northeast Investors Trust; Director of New America High Income Fund, Inc. (until Jan. 2013); Chairman of Sippican Capital Advisors
Bruce H. Monrad# Age: 54 Years of Service: 22	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 59 Years of Service: 28	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors; Chief Financial Officer of Northeast Investors Growth Fund (until Aug. 2011)
David A. Randall Age: 49 Years of Service: 15	Chief Compliance Officer	Officer of Northeast Investors Trust; Officer of Northeast Investors Growth Fund (until Aug. 2011)

INDEPENDENT TRUSTEES
Peter J. Blampied Age: 73 Years of Service: 15	Trustee	Director of A.W. Perry, Inc.
George P. Beal Age: 62 Years of Service: 11	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors
Charles R. Daugherty Age: 62 Years of Service: 11	Trustee	Managing Partner, Stanwich Advisors, LLC

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.
#	Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees

Ernest E. Monrad	Bruce H. Monrad
Peter J. Blampied	George P. Beal
Charles R. Daugherty

Officers

Bruce H. Monrad, Chairman

Gordon C. Barrett, Executive Vice President & Chief Financial Officer

David A. Randall, Vice President & Chief Compliance Officer

Chapin P. Mechem, Vice President

Matthew D. Fratolillo, Vice President

Joseph R. Morrison, Vice President

Nancy A. Holler, Assistant Vice President

Custodian

State Street Bank & Trust Co.

1 Iron Street

Boston, Massachusetts 02110

Transfer Agent

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	99.CERT - Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	99.906CERT - A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northeast Investors Trust

By (Signature and Title)

Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 3, 2016

By (Signature and Title)

Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 3, 2016

By (Signature and Title)

Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 3, 2016